Note 2 - Fresh Start Accounting - Reorganization Value of Fresh Start Adjustments (Details)	May 05, 2016 USD ($)
Reorganization Value	$ 24,050,000
Estimated fair value of tangible assets	(13,574,000)
Estimated fair value of identifiable intangible assets	(8,397,000)
Goodwill	2,079,284
Revaluation of Assets [Member]
Reorganization Value	17,889,000
Revaluation of Liabilities [Member]
Reorganization Value	$ 6,161,000